UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/07

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 34.3%
Consumer Discretionary 5.0%
Auto Components 0.1%
BorgWarner, Inc.	400	31,164
TRW Automotive Holdings Corp.*	700	25,942

		57,106
Hotels Restaurants & Leisure 0.7%
Brinker International, Inc.	1,400	43,540
McDonald's Corp.	5,970	288,232
Yum! Brands, Inc.	1,300	80,418

		412,190

Household Durables 0.3%
NVR, Inc.*	200	164,800
Snap-on, Inc.	300	16,350

		181,150
Leisure Equipment & Products 0.1%
Hasbro, Inc.	1,100	34,771
Media 1.6%
Liberty Global, Inc. "A"*	2,900	104,081
McGraw-Hill Companies, Inc.	3,950	258,843
Omnicom Group, Inc.	2,600	272,246
The DIRECTV Group, Inc.*	13,100	312,304

		947,474
Multiline Retail 1.3%
Family Dollar Stores, Inc.	2,400	76,416
Federated Department Stores, Inc.	6,000	263,520
J.C. Penney Co., Inc.	400	31,636
Kohl's Corp.*	3,400	251,736
Nordstrom, Inc.	1,900	104,348
Target Corp.	1,000	59,370

		787,026
Specialty Retail 0.6%
Dick's Sporting Goods, Inc.*	2,400	134,616
Ross Stores, Inc.	4,400	145,860
The Sherwin-Williams Co.	700	44,639

		325,115
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	3,900	190,437
Consumer Staples 2.3%
Beverages 0.6%
Coca-Cola Enterprises, Inc.	2,800	61,432
PepsiCo, Inc.	3,890	257,090

		318,522
Food & Staples Retailing 0.4%
Safeway, Inc.	6,600	239,580
Food Products 0.4%
General Mills, Inc.	4,100	245,590
Household Products 0.5%
Colgate-Palmolive Co.	2,600	176,124
Kimberly-Clark Corp.	2,000	142,340

		318,464
Tobacco 0.4%
Altria Group, Inc.	2,570	177,124
Loews Corp. - Carolina Group	700	53,571

		230,695
Energy 3.8%
Energy Equipment & Services 1.0%
Global Industries Ltd.*	5,900	122,484
Patterson-UTI Energy, Inc.	6,900	168,291
Tidewater, Inc.	3,000	189,630
Unit Corp.*	1,800	102,870

		583,275
Oil, Gas & Consumable Fuels 2.8%
Chesapeake Energy Corp.	5,900	199,125

Chevron Corp.	300	23,337
Devon Energy Corp.	3,400	247,758
ExxonMobil Corp.	4,674	371,022
Marathon Oil Corp.	2,300	233,565
Newfield Exploration Co.*	3,400	148,750
Tesoro Corp.	1,700	206,040
Valero Energy Corp.	3,100	217,713

		1,647,310
Financials 6.6%
Capital Markets 1.3%
Morgan Stanley	3,820	320,918
The Bear Stearns Companies, Inc.	300	46,710
The Goldman Sachs Group, Inc.	1,750	382,568

		750,196
Commercial Banks 0.9%
SunTrust Banks, Inc.	300	25,326
US Bancorp	2,500	85,875
Wells Fargo & Co.	10,780	386,894

		498,095
Diversified Financial Services 2.5%
Bank of America Corp.	12,230	622,507
Citigroup, Inc.	6,000	321,720
JPMorgan Chase & Co.	10,600	552,260

		1,496,487
Insurance 1.2%
Allstate Corp.	1,600	99,712
CNA Financial Corp.*	700	32,669
Genworth Financial, Inc. "A"	5,300	193,397
MetLife, Inc.	4,620	303,534
Philadelphia Consolidated Holding Corp.*	200	8,680
Principal Financial Group, Inc.	700	44,443

		682,435
Real Estate Investment Trusts 0.6%
AMB Property Corp. (REIT)	200	12,182
Archstone-Smith Trust (REIT)	600	31,266
AvalonBay Communities, Inc. (REIT)	100	12,226
Equity Residential (REIT)	600	27,858
Hospitality Properties Trust (REIT)	200	9,106
Host Hotels & Resorts, Inc. (REIT)	1,500	38,460
ProLogis (REIT)	900	58,320
Public Storage, Inc. (REIT)	500	46,660
Simon Property Group, Inc. (REIT)	500	57,640
The Macerich Co. (REIT)	100	9,512
Vornado Realty Trust (REIT)	500	59,315

		362,545
Thrifts & Mortgage Finance 0.1%
Fannie Mae	1,300	76,596
Health Care 4.9%
Biotechnology 0.2%
Gilead Sciences, Inc.*	1,800	147,096
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	4,000	226,520

Becton, Dickinson & Co.	3,400	267,546
Dade Behring Holdings, Inc.	1,500	73,665
Kinetic Concepts, Inc.*	2,900	145,000
Zimmer Holdings, Inc.*	1,700	153,816

		866,547
Health Care Providers & Services 0.6%
Coventry Health Care, Inc.*	3,000	173,490
Humana, Inc.*	2,400	151,776
WellCare Health Plans, Inc.*	500	40,295

		365,561
Life Sciences Tools & Services 0.1%
Covance, Inc.*	500	30,250
Pharmaceuticals 2.5%
Abbott Laboratories	6,900	390,678
Eli Lilly & Co.	1,700	100,521
Johnson & Johnson	1,748	112,257
Merck & Co., Inc.	1,300	66,872
Pfizer, Inc.	19,100	505,386
Schering-Plough Corp.	9,700	307,781

		1,483,495
Industrials 3.7%
Aerospace & Defense 2.3%
Boeing Co.	4,220	392,460
Honeywell International, Inc.	4,600	249,228
Lockheed Martin Corp.	1,600	153,824
Raytheon Co.	6,100	326,594
United Technologies Corp.	3,900	261,807

		1,383,913
Airlines 0.4%
AMR Corp.*	4,800	125,232
Continental Airlines, Inc. "B"*	3,300	120,648

		245,880
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	3,100	124,620
Industrial Conglomerates 0.4%
General Electric Co.	5,760	212,314
Machinery 0.1%
Manitowoc Co., Inc.	900	61,407
Road & Rail 0.3%
Hertz Global Holdings, Inc.*	900	17,910
Ryder System, Inc.	2,900	152,656

		170,566
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	300	10,050
Information Technology 4.2%
Communications Equipment 0.0%
Cisco Systems, Inc.*	780	20,857
Computers & Peripherals 1.4%
Hewlett-Packard Co.	690	29,077
International Business Machines Corp.	4,700	480,387
Lexmark International, Inc. "A"*	3,000	163,500

Western Digital Corp.*	8,800	155,584

		828,548
Internet Software & Services 0.4%
eBay, Inc.*	2,570	87,226
Google, Inc. "A"*	300	141,414
Yahoo!, Inc.*	700	19,628

		248,268
IT Services 0.4%
Acxiom Corp.	600	13,560
Computer Sciences Corp.*	2,900	161,066
Convergys Corp.*	300	7,578
Unisys Corp.*	5,900	46,256

		228,460
Office Electronics 0.0%
Xerox Corp.*	500	9,250
Semiconductors & Semiconductor Equipment 1.4%
Altera Corp.*	1,700	38,318
Intel Corp.	9,400	202,100
MEMC Electronic Materials, Inc.*	1,400	76,832
Novellus Systems, Inc.*	5,600	181,272
NVIDIA Corp.*	4,300	141,427
Teradyne, Inc.*	9,100	158,795

		798,744
Software 0.6%
Cadence Design Systems, Inc.*	9,700	215,340
Microsoft Corp.	3,310	99,101
Symantec Corp.*	2,400	42,240

		356,681
Materials 1.2%
Chemicals 0.8%
Albemarle Corp.	600	25,470
Celanese Corp. "A"	2,900	96,193
Eastman Chemical Co.	600	40,620
FMC Corp.	300	23,079
Huntsman Corp.	2,800	54,880
Lyondell Chemical Co.	6,400	199,168

		439,410
Metals & Mining 0.4%
Nucor Corp.	2,800	177,688
Southern Copper Corp.	900	72,270

		249,958
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	1,920	74,342
Citizens Communications Co.	13,000	202,410
Embarq Corp.	2,800	168,112
Level 3 Communications, Inc.*	16,700	92,852
Verizon Communications, Inc.	7,300	278,714

		816,430
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	400	22,780

United States Cellular Corp.*	100	7,250

		30,030
Utilities 1.2%
Electric Utilities 0.3%
Exelon Corp.	2,620	197,574
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	400	35,648
Multi-Utilities 0.8%
Dominion Resources, Inc.	2,200	200,640
Sempra Energy	4,400	279,312

		479,952

Total Common Stocks (Cost $18,606,671)		20,226,568
	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.7%
US Treasury Obligations
US Treasury STRIPS, 4.4637%**, 2/15/2012 (a) (Cost $37,223,670)	47,873,000	38,738,927
	Shares	Value ($)

Securities Lending Collateral 18.1%
Daily Assets Fund Institutional, 5.33% (b) (c) (Cost $10,627,500)	10,627,500	10,627,500
Cash Equivalents 0.4%
Cash Management QP Trust, 5.31% (b) (Cost $236,756)	236,756	236,756
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 66,694,597)	118.5	69,829,751
Other Assets and Liabilities, Net	(18.5)	(10,877,403)

Net Assets	100.0	58,952,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $10,523,723 which is 17.9% of net assets.
(b)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007